Accounting policies - Summary of the Impact of Adopting IFRS 15 (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Revenue	£ 7,492.7	£ 7,650.4	[1],[2]	£ 15,804.2	[1],[2]
Costs of services	(6,218.7)	(6,282.3)	[1],[2]	(12,629.0)	[1],[2]
Gross profit	£ 1,274.0	1,368.1	[1]	3,175.2	[1]
Pre IFRS 15 [Member]
Disclosure of initial application of standards or interpretations [line items]
Revenue		7,403.6		15,265.4
Costs of services		(6,035.5)		(12,090.2)
Gross profit		1,368.1		3,175.2
Impact due to adoption of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue		246.8		538.8
Costs of services		£ (246.8)		£ (538.8)

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.